PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2 0 1 5	2 0 1 4

Government institutions	400	46
Prepaid expenses	197	27
Deposits	55	43
Other assets	28	1
	680	117